Cash flow statement - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of cash flows [abstract]
Net profit	kr 47,757	kr 42,138	kr 38,951
Adjustment of non-cash items:
Income taxes in the income statement	11,323	10,992	9,602
Depreciation, amortisation and impairment losses	6,025	5,753	5,661
Other non-cash items	13,009	7,849	7,032
Change in working capital	(8,656)	(4,353)	(3,388)
Interest received	241	100	64
Interest paid	(261)	(422)	(204)
Income taxes paid	(14,438)	(10,106)	(10,936)
Net cash generated from operating activities	55,000	51,951	46,782
Purchase of intangible assets	(1,050)	(16,256)	(2,299)
Proceeds from sale of property, plant and equipment	0	7	4
Purchase of property, plant and equipment	(6,335)	(5,825)	(8,932)
Cash used for acquisition of businesses	(18,283)	0	0
Proceeds from other financial assets	0	12	148
Purchase of other financial assets	(4)	0	(350)
Purchase of marketable securities	(7,109)	0	0
Sale of marketable securities	1,172	0	0
Investment in associated companies	0	(392)	(97)
Proceeds from the divestment of Group and associated companies	0	0	(3)
Dividend received from associated companies	4	18	20
Net cash used in investing activities	(31,605)	(22,436)	(11,509)
Purchase of treasury shares	(19,447)	(16,855)	(15,334)
Dividends paid	(21,517)	(20,121)	(19,409)
Proceeds from borrowings	22,160	5,682	81
Repayment of borrowings	(6,689)	(950)	(822)
Net cash used in financing activities	(25,493)	(32,244)	(35,484)
Net cash generated from activities	(2,098)	(2,729)	(211)
Cash and cash equivalents at the beginning of the year	12,226	15,411	15,629
Exchange gains/(losses) on cash and cash equivalents	591	(456)	(7)
Cash and cash equivalents at the end of the year	kr 10,719	kr 12,226	kr 15,411